Financial Risk Management - Summary of Risk factors related to its investments (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Current inflation
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Inflation index
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ 3,900	R$ 3,100
Exchange traded real estate funds
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (13,300)	(12,400)
Brazilian stock prices
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (2,600)	(4,400)
Fixed-rate offshore rates
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		US yield curve
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (100)	(53,000)
Foreign exchange rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Foreign exchange rates
Stress Scenario	[1],[3]	10%
Financial Impact	[2]	R$ 5,100	(9,400)
Domestic base overnight rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Domestic base overnight rate
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (5,000)	R$ (4,200)

[1]	bps - basis point (1bps = 0,01%)
[2]	In millions of Brazilian reais
[3]	Brazilian reais devaluation against US Dollars